Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of transactions with related parties [Abstract]
Revenues	$ 3,899	$ 2,566	$ 3,529
Cost of Goods Sold	255	13
Selling and marketing expenses	0	257	313
General and administrative expenses	$ 522	$ 447	$ 408